Note 1 - Nature of Operations and Basis of Presentation (Details Textual) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained Earnings (Accumulated Deficit)	$ (410,381)	$ (274,526)	$ (145,914)
Funds Required for Future Operations	$ 10,000,000